Schedule of Investments (unaudited)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	15	$3,161
L3Harris Technologies Inc.	83	17,941
Mercury Systems Inc.(a)	22	1,458
TransDigm Group Inc.(a)	21	13,593
Virgin Galactic Holdings Inc.(a)	58	2,668
		38,821
Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	53	4,964
Airlines — 0.4%
Alaska Air Group Inc.(a)	49	2,955
Southwest Airlines Co.(a)	239	12,689
		15,644
Banks — 11.7%
Associated Banc-Corp.	61	1,249
Bank of America Corp.	3,052	125,834
Bank of Hawaii Corp.	16	1,347
Bank OZK.	49	2,066
BOK Financial Corp.	12	1,039
Citizens Financial Group Inc.	172	7,890
Commerce Bancshares Inc.	43	3,206
Cullen/Frost Bankers Inc.	23	2,576
East West Bancorp. Inc.	57	4,086
Fifth Third Bancorp.	284	10,857
First Citizens BancShares Inc./NC, Class A(b)	3	2,498
First Hawaiian Inc.	52	1,474
First Horizon Corp.	221	3,819
First Republic Bank/CA	71	13,289
FNB Corp.	129	1,591
Huntington Bancshares Inc./OH	593	8,462
KeyCorp	391	8,074
M&T Bank Corp.	51	7,411
PacWest Bancorp.	47	1,934
People’s United Financial Inc.	171	2,931
Pinnacle Financial Partners Inc.	30	2,649
PNC Financial Services Group Inc. (The)	172	32,811
Prosperity Bancshares Inc.	36	2,585
Regions Financial Corp.	389	7,850
Signature Bank/New York NY	22	5,404
Sterling Bancorp./DE	77	1,909
SVB Financial Group(a)(b)	22	12,241
Synovus Financial Corp.	59	2,589
Truist Financial Corp.	544	30,192
U.S. Bancorp.	543	30,935
Umpqua Holdings Corp.	88	1,624
Webster Financial Corp.	36	1,920
Wells Fargo & Co.	1,674	75,815
Western Alliance Bancorp.	41	3,807
Wintrust Financial Corp.	22	1,664
Zions Bancorp. NA	65	3,436
		429,064
Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	4	4,083
Constellation Brands Inc., Class A	65	15,203
		19,286
Biotechnology — 2.9%
ACADIA Pharmaceuticals Inc.(a)	48	1,171
Acceleron Pharma Inc.(a)	21	2,635
Security	Shares	Value

Biotechnology (continued)
Agios Pharmaceuticals Inc.(a)(b)	24	$1,323
Bluebird Bio Inc.(a)	27	863
Exact Sciences Corp.(a)	69	8,577
Global Blood Therapeutics Inc.(a)	24	841
Horizon Therapeutics PLC(a)	88	8,240
Incyte Corp.(a)	74	6,226
Ionis Pharmaceuticals Inc.(a)	57	2,274
Moderna Inc.(a)	137	32,192
Neurocrine Biosciences Inc.(a)	37	3,601
Regeneron Pharmaceuticals Inc.(a)	41	22,900
Sage Therapeutics Inc.(a)	20	1,136
Sarepta Therapeutics Inc.(a)	30	2,332
Seagen Inc.(a)	54	8,526
United Therapeutics Corp.(a)	18	3,229
		106,066
Building Products — 0.2%
Armstrong World Industries Inc.	19	2,038
AZEK Co. Inc. (The)(a)	44	1,868
Trex Co. Inc.(a)	47	4,804
		8,710
Capital Markets — 3.6%
Ameriprise Financial Inc.	47	11,698
Apollo Global Management Inc.	72	4,479
Ares Management Corp., Class A	56	3,561
Cboe Global Markets Inc.	43	5,119
Charles Schwab Corp. (The)	635	46,234
CME Group Inc.	145	30,839
LPL Financial Holdings Inc.	32	4,319
Raymond James Financial Inc.	49	6,365
T Rowe Price Group Inc.	91	18,015
		130,629
Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	17	3,263

Commercial Services & Supplies — 1.5%
ADT Inc.	63	680
Cintas Corp.	36	13,752
IAA Inc.(a)	54	2,945
Republic Services Inc.	85	9,351
Rollins Inc.	91	3,112
Waste Management Inc.	171	23,959
		53,799
Construction Materials — 0.6%
Eagle Materials Inc.	16	2,274
Martin Marietta Materials Inc.	26	9,147
Vulcan Materials Co.	53	9,226
		20,647
Consumer Finance — 1.9%
Ally Financial Inc.	150	7,476
Capital One Financial Corp.	181	27,999
Credit Acceptance Corp.(a)(b)	4	1,816
Discover Financial Services	123	14,550
LendingTree Inc.(a)	5	1,059
OneMain Holdings Inc.	36	2,157
Santander Consumer USA Holdings Inc.	24	872
SLM Corp.	131	2,743
Synchrony Financial	235	11,402
		70,074

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.3%
Packaging Corp. of America.	38	$5,146
Westrock Co.	105	5,588
		10,734
Distributors — 0.2%
Pool Corp.	16	7,339

Diversified Consumer Services — 0.5%
2U Inc.(a)	28	1,167
Chegg Inc.(a)	57	4,737
frontdoor Inc.(a)	34	1,694
Grand Canyon Education Inc.(a)	18	1,619
H&R Block Inc.	73	1,714
Service Corp. International.	66	3,537
Terminix Global Holdings Inc.(a)	52	2,481
		16,949
Diversified Financial Services — 0.2%
Equitable Holdings Inc.	156	4,750
Voya Financial Inc.	49	3,014
		7,764
Diversified Telecommunication Services — 5.0%
AT&T Inc.	2,891	83,203
Lumen Technologies Inc.	445	6,048
Verizon Communications Inc.	1,677	93,962
		183,213
Electric Utilities — 6.4%
Alliant Energy Corp.	101	5,632
American Electric Power Co. Inc.	202	17,087
Avangrid Inc.	23	1,183
Duke Energy Corp.	311	30,702
Edison International	151	8,731
Entergy Corp.	81	8,076
Evergy Inc.	92	5,560
Eversource Energy	139	11,153
Exelon Corp.	395	17,502
FirstEnergy Corp.	220	8,186
Hawaiian Electric Industries Inc.	43	1,818
IDACORP Inc.	20	1,950
NextEra Energy Inc.	794	58,184
NRG Energy Inc.	98	3,949
OGE Energy Corp.	81	2,726
PG&E Corp.(a)(b)	611	6,214
Pinnacle West Capital Corp.	45	3,689
Southern Co. (The)	428	25,898
Xcel Energy Inc.	218	14,362
		232,602
Electrical Equipment — 0.2%
Acuity Brands Inc.(b)	15	2,805
Hubbell Inc.	21	3,924
		6,729
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	57	9,955
Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	42	1,370

Entertainment — 0.6%
Madison Square Garden Entertainment Corp.(a)	7	588
Madison Square Garden Sports Corp.(a)	8	1,380
Security	Shares	Value

Entertainment (continued)
Roku Inc.(a)	47	$21,585
		23,553
Equity Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities Inc.	59	10,734
American Campus Communities Inc.	55	2,570
American Homes 4 Rent, Class A	112	4,351
Apartment Income REIT Corp.	63	2,988
Apartment Investment & Management Co., Class A	58	389
Apple Hospitality REIT Inc.	84	1,282
AvalonBay Communities Inc.	56	11,687
Boston Properties Inc.	63	7,219
Brandywine Realty Trust	68	932
Brixmor Property Group Inc.	120	2,747
Brookfield Property REIT Inc., Class A	13	246
Camden Property Trust	38	5,041
CoreSite Realty Corp.	17	2,288
Corporate Office Properties Trust.	45	1,260
Cousins Properties Inc.	60	2,207
Crown Castle International Corp.	174	33,947
CubeSmart.	81	3,752
CyrusOne Inc.	49	3,505
Douglas Emmett Inc.	67	2,253
Duke Realty Corp.	151	7,150
Empire State Realty Trust Inc., Class A	57	684
EPR Properties(a)	29	1,528
Equity Commonwealth.	47	1,231
Equity LifeStyle Properties Inc.	70	5,202
Equity Residential	149	11,473
Essex Property Trust Inc.	27	8,100
Extra Space Storage Inc.	53	8,682
Federal Realty Investment Trust.	31	3,632
First Industrial Realty Trust Inc.	51	2,664
Gaming and Leisure Properties Inc.	89	4,123
Healthcare Trust of America Inc., Class A	88	2,350
Healthpeak Properties Inc.	218	7,257
Highwoods Properties Inc.	41	1,852
Host Hotels & Resorts Inc.(a)	283	4,836
Hudson Pacific Properties Inc.	59	1,641
Invitation Homes Inc.	229	8,539
JBG SMITH Properties	50	1,576
Kilroy Realty Corp.	47	3,273
Kimco Realty Corp.	167	3,482
Lamar Advertising Co., Class A	34	3,550
Life Storage Inc.	30	3,221
Medical Properties Trust Inc.	234	4,703
Mid-America Apartment Communities Inc.	46	7,747
National Retail Properties Inc.	70	3,282
Omega Healthcare Investors Inc.	95	3,448
Outfront Media Inc.(a)	58	1,394
Paramount Group Inc.	75	755
Park Hotels & Resorts Inc.(a)	95	1,958
Public Storage	60	18,041
Realty Income Corp.	151	10,078
Regency Centers Corp.	68	4,357
Rexford Industrial Realty Inc.	54	3,075
Simon Property Group Inc.	132	17,223
SL Green Realty Corp.	28	2,240
Spirit Realty Capital Inc.	46	2,201
STORE Capital Corp.	98	3,382
Sun Communities Inc.	45	7,713

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	119	$5,829
Ventas Inc.	152	8,679
VEREIT Inc.	93	4,272
VICI Properties Inc.	217	6,731
Vornado Realty Trust	71	3,314
Weingarten Realty Investors	48	1,539
		317,405
Food & Staples Retailing — 0.6%
Albertsons Companies Inc., Class A	62	1,219
Casey’s General Stores Inc.	14	2,725
Grocery Outlet Holding Corp.(a)	35	1,213
Kroger Co. (The)	302	11,570
Sprouts Farmers Market Inc.(a)	47	1,168
U.S. Foods Holding Corp.(a)	89	3,414
		21,309
Food Products — 0.9%
Campbell Soup Co.	79	3,602
Conagra Brands Inc.	189	6,876
Flowers Foods Inc.	76	1,839
Hormel Foods Corp.	114	5,443
JM Smucker Co. (The)	43	5,572
Post Holdings Inc.(a)	24	2,603
Tyson Foods Inc., Class A	116	8,556
		34,491
Gas Utilities — 0.2%
Atmos Energy Corp.	52	4,997
National Fuel Gas Co.	35	1,829
		6,826
Health Care Providers & Services — 9.9%
Amedisys Inc.(a)(b)	12	2,939
AmerisourceBergen Corp.	59	6,755
Anthem Inc.	99	37,798
Cardinal Health Inc.	117	6,680
Centene Corp.(a)	234	17,066
Chemed Corp.	7	3,321
Cigna Corp.	138	32,716
CVS Health Corp.	532	44,390
DaVita Inc.(a)	28	3,372
Encompass Health Corp.	39	3,043
Guardant Health Inc.(a)	36	4,471
Humana Inc.	53	23,464
Molina Healthcare Inc.(a)	24	6,073
Oak Street Health Inc.(a)(b)	42	2,460
Premier Inc., Class A	49	1,705
Quest Diagnostics Inc.	53	6,994
UnitedHealth Group Inc.	381	152,568
Universal Health Services Inc., Class B	31	4,539
		360,354
Health Care Technology — 0.3%
Cerner Corp.	122	9,535
Change Healthcare Inc.(a)	99	2,281
		11,816
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill Inc.(a)	12	18,604
Choice Hotels International Inc.	14	1,664
Darden Restaurants Inc.	52	7,592
Planet Fitness Inc., Class A(a)	33	2,483
Six Flags Entertainment Corp.(a)	31	1,342
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	72	$1,686
		33,371
Household Durables — 1.0%
DR Horton Inc.	134	12,110
Lennar Corp., Class A	110	10,929
Lennar Corp., Class B	6	489
NVR Inc.(a)	1	4,973
PulteGroup Inc.	106	5,784
Toll Brothers Inc.	45	2,601
		36,886
Household Products — 0.0%
Reynolds Consumer Products Inc.	22	668

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	194	3,599

Insurance — 3.6%
Allstate Corp. (The).	121	15,783
American Financial Group Inc./OH	27	3,367
American National Group Inc.	2	297
Athene Holding Ltd., Class A(a)	46	3,105
Brighthouse Financial Inc.(a)	35	1,594
Brown & Brown Inc.	95	5,048
Cincinnati Financial Corp.	61	7,114
CNA Financial Corp.	11	500
Erie Indemnity Co., Class A, NVS	10	1,933
Fidelity National Financial Inc.	111	4,824
First American Financial Corp.	43	2,681
Globe Life Inc.	41	3,905
GoHealth Inc., Class A(a)(b)	18	202
Hanover Insurance Group Inc. (The)	14	1,899
Hartford Financial Services Group Inc. (The).	144	8,924
Kemper Corp.	25	1,848
Lemonade Inc.(a)	15	1,641
Lincoln National Corp.	77	4,839
Loews Corp.	90	4,918
Mercury General Corp.	10	650
Old Republic International Corp.	113	2,815
Principal Financial Group Inc.	109	6,888
Progressive Corp. (The)	236	23,178
Travelers Companies Inc. (The)	102	15,270
Unum Group	82	2,329
W R Berkley Corp.	56	4,168
White Mountains Insurance Group Ltd.	2	2,296
		132,016
Interactive Media & Services — 0.3%
Zillow Group Inc., Class A(a)	24	2,941
Zillow Group Inc., Class C, NVS(a)(b)	66	8,066
		11,007
Internet & Direct Marketing Retail — 0.3%
Wayfair Inc., Class A(a)(b)	30	9,471

IT Services — 2.5%
Broadridge Financial Solutions Inc.	46	7,430
Fiserv Inc.(a)	242	25,868
Jack Henry & Associates Inc.	30	4,905
Paychex Inc.	130	13,949
Square Inc., Class A(a)	158	38,521
Switch Inc., Class A	46	971
		91,644

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.4%
Peloton Interactive Inc., Class A(a)	107	$13,270

Life Sciences Tools & Services — 0.0%
Adaptive Biotechnologies Corp.(a)(b)	44	1,798

Machinery — 0.0%
Trinity Industries Inc.	35	941

Marine — 0.0%
Kirby Corp.(a)	24	1,455

Media — 1.8%
Altice USA Inc., Class A(a)	86	2,936
Cable One Inc.	3	5,738
Charter Communications Inc., Class A(a)(b)	53	38,237
DISH Network Corp., Class A(a)	100	4,180
Fox Corp., Class A, NVS.	130	4,827
Fox Corp., Class B	61	2,147
New York Times Co. (The), Class A	66	2,874
Nexstar Media Group Inc., Class A	17	2,514
Sirius XM Holdings Inc.(b)	364	2,381
		65,834
Metals & Mining — 0.6%
Nucor Corp.	121	11,608
Reliance Steel & Aluminum Co.	25	3,772
Steel Dynamics Inc.	81	4,828
		20,208
Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	212	3,581
Annaly Capital Management Inc.	565	5,017
New Residential Investment Corp.	175	1,853
Starwood Property Trust Inc.	111	2,905
		13,356
Multi-Utilities — 2.6%
Ameren Corp.	103	8,244
CenterPoint Energy Inc.	235	5,762
CMS Energy Corp.	117	6,912
Consolidated Edison Inc.	139	9,969
Dominion Energy Inc.	326	23,984
DTE Energy Co.	78	10,109
MDU Resources Group Inc.	80	2,507
NiSource Inc.	157	3,847
Public Service Enterprise Group Inc.	204	12,187
WEC Energy Group Inc.	128	11,386
		94,907
Multiline Retail — 2.4%
Dollar General Corp.	97	20,990
Dollar Tree Inc.(a)	94	9,353
Kohl’s Corp.	63	3,472
Nordstrom Inc.(a)(b)	44	1,609
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	26	2,187
Target Corp.	201	48,590
		86,201
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	135	1,403
Cabot Oil & Gas Corp.	159	2,776
Cimarex Energy Co.	40	2,898
Continental Resources Inc./OK	26	989
Devon Energy Corp.	273	7,969
Diamondback Energy Inc.	73	6,854
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	236	$19,692
EQT Corp.(a)	112	2,493
Equitrans Midstream Corp.	164	1,396
HollyFrontier Corp.	60	1,974
Kinder Morgan Inc.	787	14,347
Marathon Oil Corp.	317	4,317
Marathon Petroleum Corp.	264	15,951
ONEOK Inc.	179	9,959
Pioneer Natural Resources Co.	87	14,139
Targa Resources Corp.	91	4,045
Williams Companies Inc. (The)	492	13,063
		124,265
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	24	4,263
Reata Pharmaceuticals Inc., Class A(a)	11	1,557
Royalty Pharma PLC, Class A.	131	5,370
		11,190
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	55	4,685
CACI International Inc., Class A(a)(b)	9	2,296
CoStar Group Inc.(a)	160	13,251
Dun & Bradstreet Holdings Inc.(a)	65	1,389
Leidos Holdings Inc.	57	5,763
Science Applications International Corp.	23	2,018
		29,402
Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)(a)	17	1,657

Road & Rail — 4.0%
AMERCO	4	2,358
CSX Corp.	915	29,353
JB Hunt Transport Services Inc.	33	5,377
Knight-Swift Transportation Holdings Inc.	65	2,955
Landstar System Inc.	15	2,370
Lyft Inc., Class A(a)	113	6,834
Norfolk Southern Corp.	101	26,807
Old Dominion Freight Line Inc.	41	10,406
Schneider National Inc., Class B	21	457
Union Pacific Corp.	269	59,161
		146,078
Software — 3.2%
Avalara Inc.(a)	34	5,501
Bill.com Holdings Inc.(a)	30	5,495
Black Knight Inc.(a)	61	4,757
Duck Creek Technologies Inc.(a)	29	1,262
Five9 Inc.(a)	27	4,952
Intuit Inc.	104	50,978
nCino Inc.(a)(b)	19	1,138
Paycom Software Inc.(a)	21	7,633
Paylocity Holding Corp.(a)	15	2,862
RingCentral Inc., Class A(a)	33	9,589
Trade Desk Inc. (The), Class A(a)	173	13,383
Tyler Technologies Inc.(a)	17	7,690
		115,240
Specialty Retail — 9.0%
Advance Auto Parts Inc.	27	5,539
AutoNation Inc.(a)	21	1,991
AutoZone Inc.(a)	9	13,430
Best Buy Co. Inc.	101	11,613

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)	27	$8,694
CarMax Inc.(a)	66	8,524
Carvana Co.(a)(b)	31	9,356
Dick’s Sporting Goods Inc.	25	2,505
Five Below Inc.(a)	23	4,445
Floor & Decor Holdings Inc., Class A(a)	41	4,334
Home Depot Inc. (The)	435	138,717
L Brands Inc.	95	6,846
Lowe’s Companies Inc.	290	56,251
O’Reilly Automotive Inc.(a)	28	15,854
Ross Stores Inc.	142	17,608
Tractor Supply Co.	46	8,559
Ulta Beauty Inc.(a)	21	7,261
Vroom Inc.(a)(b)	47	1,967
Williams-Sonoma Inc.	30	4,789
		328,283
Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	18	1,857

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	137	1,863
New York Community Bancorp. Inc.	182	2,006
Rocket Companies Inc., Class A	55	1,064
TFS Financial Corp.	19	386
		5,319
Tobacco — 1.0%
Altria Group Inc.	749	35,712

Trading Companies & Distributors — 0.7%
Fastenal Co.	232	12,064
MSC Industrial Direct Co. Inc., Class A	18	1,615
United Rentals Inc.(a)	30	9,570
Watsco Inc.	14	4,013
		27,262

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	29	$1,110

Water Utilities — 0.4%
American Water Works Co. Inc.	73	11,251
Essential Utilities Inc.	91	4,159
		15,410
Wireless Telecommunication Services — 1.0%
Telephone and Data Systems Inc.	40	906
T-Mobile U.S. Inc.(a)	238	34,470
U.S. Cellular Corp.(a)	6	218
		35,594
Total Common Stocks — 99.8%
(Cost: $2,954,728)		3,648,387

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	98,536	98,595

Total Short-Term Investments — 2.7%
(Cost: $98,590)		98,595

Total Investments in Securities — 102.5%
(Cost: $3,053,318)		3,746,982

Other Assets, Less Liabilities — (2.5)%		(90,053)
Net Assets—100.0%		$3,656,929

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$440,446	$—	$(341,808	)(a)	$(48)	$5	$98,595	98,536	$98	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,648,387	$—	$—	$3,648,387
Money Market Funds	98,595	—	—	98,595
	$3,746,982	$—	$—	$3,746,982

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust